Prime Series

SNAP Fund Class Shares

Supplement to Prospectus and Statement of Additional Information

Dated October 31, 2013, as Supplemented November 26, 2013

The following supplements information contained in the Prospectus and Statement of Additional Information of the SNAP Fund Class (the “SNAP Class”) of Prime Series (the “Fund”), an investment portfolio of PFM Funds (the “Trust”).

Changes in Adviser Ownership and Fee Structure

PFM Asset Management LLC, the investment adviser of the Fund (the “Adviser”), and the Adviser’s affiliates are currently owned through a holding company, PFM I, LLC (“PFM I”), by its senior management (“Managing Directors”) and a group of institutional investors led by ICV Partners, LLC (“Institutional Investors”).

In April 2014, the Managing Directors announced that PFM I has entered into an agreement with the Institutional Investors pursuant to which PFM I will acquire all of the equity interest in PFM I owned by the Institutional Investors (the “Transaction”). Upon consummation of the Transaction, which is expected to occur on or before June 30, 2014, the Managing Directors will become the sole owners of PFM I. The Transaction will be financed through the contribution of additional capital to PFM I by the Managing Directors and borrowings by PFM I.

The Transaction will not result in changes in the personnel of the Adviser and its affiliates providing services to the Trust, including the persons responsible for managing the Fund. In addition, it is not expected to result in any material change in the nature, scope or quality of services that the Adviser provides to the Fund.

The Transaction, if consummated, may be deemed to constitute a change in control of the Adviser and thus, an assignment of the existing investment advisory agreement of the Fund (the “Existing Advisory Agreement”). An assignment of the Existing Advisory Agreement will cause that agreement to terminate automatically in accordance with its terms, as required by applicable law.

Independent of the Transaction, the Adviser has proposed changes in the Fund’s fee structure, as described below under the heading “New Fee Structure.” The proposed changes, which would increase the investment advisory, administrative and transfer agency fees payable by the SNAP Class to the Adviser, are not expected to materially change the total fees paid by the SNAP Class at the SNAP Class's current asset levels because of a contractual agreement currently in effect which limits the fees payable to the Advisor by the SNAP Class.

Because the Transaction will result in termination of the Existing Advisory Agreement, a new advisory agreement must be approved by the Board of Trustees of the Trust (the “Board”) and by shareholders of the Fund in order for the Adviser to continue to serve as investment adviser of the Fund following the Transaction. Such approvals are also required in order to effect an increase in the investment advisory fees payable by the Fund to the Adviser.

At a meeting held on May 9, 2014, the proposed new advisory agreement between the Fund and the Adviser (the “New Advisory Agreement”), which include the proposed changes in the investment advisory fees of the Fund, was unanimously approved by the Board, including the separate vote of a majority of the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940) of the Fund or the Adviser (the “Independent Trustees”). Subject to the approval of shareholders, the New Advisory Agreement will become effective upon consummation of the Transaction. Except for the change in advisory fees and the initial term of effectiveness of the New Advisory Agreement, the New Advisory Agreement is the same in all material respects as the Existing Advisory Agreement.

Shareholders of record of the Fund as of the close of business on May 12, 2014 will be asked to act on the New Advisory Agreement at a special meeting of shareholders to be held on or about June 23, 2014. Additional details regarding the special meeting will be contained in a proxy statement to be mailed to shareholders in advance of the special meeting.

New Fee Structure

In recent years, changes in regulations applicable to the Fund, including the requirements to conduct periodic stress testing and to make monthly filings with the Securities and Exchange Commission (the “SEC”), as well as increased staff resources that the Adviser has allocated to enhance credit analysis and monitoring of credit risks, have increased the Adviser’s costs of providing investment advisory and administrative services to the Fund. The costs of providing arbitrage rebate compliance assistance to shareholders of the SNAP Class also increase the Adviser's costs of providing transfer agency services to the SNAP Class. The Adviser has, for these reasons, proposed to increase fees charged to the SNAP Class for investment advisory, administrative and transfer agency services to better reflect its costs of providing these services to the SNAP Class (the “New Fee Structure”).

The Fund pays the Adviser an investment advisory fee computed at a specified annual percentage rate based upon the Fund’s average daily net assets. The New Advisory Agreement provides for an increase in the annual percentage rates at which the investment advisory fees of the Fund are computed and modifies the asset levels at which breakpoints in the rates at which fees are computed are reduced to reflect economies of scale in the costs of providing advisory services to the Fund. The Adviser has proposed this fee increase in consideration of the costs related to implement the amendments to Rule 2a-7 described above, and the more extensive credit review and risk management procedures it now employs in the aftermath of the financial crisis of 2008. The current and proposed schedule of investment advisory fees are as follows:

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Current Advisory Fees (as annual percent of average daily net assets)	Proposed Advisory Fees (as annual percent of average daily net assets)
0.07% on first $1 billion	0.07% on first $2 billion
0.05% on next $2 billion	0.065% on next $3 billion
0.04% over $3 billion	0.06% on next $5 billion
0.05% over $10 billion

Under the New Fee Structure, the annual percentage rate at which fees payable by the Fund are computed pursuant to the Administration Agreement between the Trust and the Adviser will increase from 0.01% of average daily net assets to 0.02% of average daily net assets. The Adviser proposed this fee increase in light of the additional filings and disclosures now required for the Fund as a result of (1) the amendment of Rule 2a-7 (2) changes in auditing requirements that have resulted in an increase in time the Adviser’s accounting personnel must devote to the preparation of the Fund’s financial statements (3) additional monthly filings with the SEC on behalf of the Fund as a result of the Rule 2a-7 amendments and (4) increased time devoted to coordination of the annual audits of those financial statements by the Trust’s independent registered public accounting firm.

The fees payable by SNAP Class pursuant to the Transfer Agency Agreement between the Trust and the Adviser will be increased under the New Fee Structure from 0.02% of average daily net assets to 0.10% of average daily net assets. The Adviser has proposed this fee change to reflect the Adviser’s costs of providing arbitrage rebate compliance services to holders of shares of SNAP Class. Due to a contractual agreement currently in effect which limits the fees payable to the Adviser by the SNAP Class, the SNAP Class total fees paid are not expected to materially change at the SNAP Class's current asset levels.

The Board, including a majority of the Independent Trustees, has voted unanimously to approve amendments to the Administration Agreement and the Transfer Agency Agreement reflecting these new fees. Unlike the New Advisory Agreement, the amendments to the Administration Agreement and the Transfer Agency Agreement are not required to be approved by shareholders. The amendments to the Administration Agreement and the Transfer Agency Agreement will be implemented effective when the New Advisory Agreement becomes effective.

Effect of the New Fee Structure on Fund Fees and Expenses

The following tables illustrate the impact that the New Fee Structure will have on the fees and expenses of the SNAP Class, assuming that other expenses incurred by the SNAP Class remain the same as they were during the calendar year ended December 31, 2013 and that the net assets of the SNAP Class are the same as they were during the year ended December 31, 2013. The tables also reflect the effect of the contractual limitation on fees payable to the Adviser by the SNAP Class, which is described further in the footnote to the fee table below, but do not reflect the impact of any voluntary waiver of fees by the Adviser.

Summary of Fund Expenses

These are the fees and expenses you may pay when you buy and hold shares of the SNAP Class.

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Prime Series – SNAP Class
	Actual	Pro-forma
Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As A Percentage Of Average Net Assets)
Investment Advisory Fees	0.05%	0.07%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses:
Administrative Fees	0.01%	0.02%
Transfer Agent Fees	0.02%	0.10%
Other Operating Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.10%	0.21%
Less: Contractual Fee Waivers*	(0.01)%	(0.12)%
Net Annual Fund Operating Expenses	0.09%	0.09%

* Under terms of an agreement between the Adviser and the Virginia Treasury Board, the Adviser currently is required to waive a portion of its investment advisory, administration or transfer agency fees to the extent necessary so that such fees do not exceed an aggregate effective rate of 0.09% of the average daily net assets of the SNAP Class up to $1 billion, 0.065% of the average daily net assets of the SNAP Class from $1 billion to $3 billion and 0.05% of the average daily net assets of the SNAP Class in excess of $3 billion on an annualized basis. This agreement is effective through March 31, 2015 and may be extended for three 1-year periods from this date if mutually agreed to by the Adviser and the Virginia Treasury Board. Pursuant to a fee reduction agreement with the Trust, the Adviser may, but is not obligated to, temporarily reduce its investment advisory, administration or transfer agent fees payable by the Fund to help the Fund or classes thereof achieve a more competitive yield. Fees waived subject to the fee reduction agreement may be recouped by the Adviser for up to three years, subject to certain agreed upon terms and conditions. The table only shows the effect of the contractual fee waiver and not the effect of any voluntary fee reduction agreements.

Expense Examples

These examples are intended to help you compare the cost of investing in the SNAP Class under both the current fee structure and the proposed New Fee Structure with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses (excluding advisory, administrative and transfer agent fees) of the SNAP Class remain the same as they were during the calendar year ended December 31, 2013. The pro forma information relating to expenses does not reflect the impact of possible voluntary fee waivers by the Adviser in the future. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund/Class	1 Year	3 Years	5 Years	10 Years
Prime Series – SNAP Class	$9	$29	$51	$116
Prime Series – SNAP Class (Pro Forma)	$9	$29	$51	$116

The date of this Supplement is May 16, 2014.

Please retain this Supplement for future reference.

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Prime Series

Institutional Class Shares

Colorado Investors Class Shares

Government Series

Supplement to Prospectus and Statement of Additional Information

Dated October 31, 2013, as Supplemented November 26, 2013

The following supplements information contained in the Prospectuses and Statements of Additional Information of Prime Series and Government Series (each, a “Fund” and collectively, the “Funds”), each an investment portfolio of PFM Funds (the “Trust”).

Changes in Adviser Ownership and Fee Structure

PFM Asset Management LLC, the investment adviser of the Funds (the “Adviser”), and the Adviser’s affiliates are currently owned through a holding company, PFM I, LLC (“PFM I”), by its senior management (“Managing Directors”) and a group of institutional investors led by ICV Partners, LLC (“Institutional Investors”).

In April 2014, the Managing Directors announced that PFM I has entered into an agreement with the Institutional Investors pursuant to which PFM I will acquire all of the equity interest in PFM I owned by the Institutional Investors (the “Transaction”). Upon consummation of the Transaction, which is expected to occur on or before June 30, 2014, the Managing Directors will become the sole owners of PFM I. The Transaction will be financed through the contribution of additional capital to PFM I by the Managing Directors and borrowings by PFM I.

The Transaction will not result in changes in the personnel of the Adviser and its affiliates providing services to the Trust, including the persons responsible for managing the investment portfolios of the Funds. In addition, it is not expected to result in any material change in the nature, scope or quality of services that the Adviser provides to the Funds.

The Transaction, if consummated, may be deemed to constitute a change in control of the Adviser and thus, an assignment of the existing investment advisory agreements of the Funds (the “Existing Advisory Agreements”). An assignment of the Existing Advisory Agreements will cause those agreements to terminate automatically in accordance with their terms, as required by applicable law.

Independent of the Transaction, the Adviser has proposed changes in each Fund’s fee structure, as described below under the heading “New Fee Structure.” The proposed changes, which would increase the investment advisory fees payable by the Funds and would modify the fees payable by the Funds to the Adviser for administrative and transfer agency services, are not expected to materially change the total fees paid by each Fund to the Adviser at the Funds’ current asset levels.

Because the Transaction will result in termination of the Existing Advisory Agreements, new advisory agreements must be approved by the Board of Trustees of the Trust (the “Board”) and by shareholders of the Funds in order for the Adviser to continue to serve as investment adviser of the Funds following the Transaction. Such approvals are also required in order to effect an increase in the investment advisory fees payable by the Funds to the Adviser.

At a meeting held on May 9, 2014, the proposed new advisory agreements between each Fund and the Adviser (the “New Advisory Agreements”), which include the proposed changes in the investment advisory fees of the Funds, were unanimously approved by the Board, including the separate vote of a majority of the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940) of the Funds or the Adviser (the “Independent Trustees”). Subject to the approval of shareholders, the New Advisory Agreements will become effective upon consummation of the Transaction. Except for the change in advisory fees and the initial term of effectiveness of the New Advisory Agreements, the New Advisory Agreements are the same in all material respects as the Existing Advisory Agreements.

Shareholders of record of the Trust as of the close of business on May 12, 2014 will be asked to act on the New Advisory Agreements at a special meeting of shareholders to be held on or about June 23, 2014. Additional details regarding the special meeting will be contained in a proxy statement to be mailed to shareholders in advance of the special meeting.

New Fee Structure

In recent years, changes in regulations applicable to the Funds, including the requirements to conduct periodic stress testing and to make monthly filings with the Securities and Exchange Commission (the “SEC”), as well as increased staff resources that the Adviser has allocated to enhance credit analysis and monitoring of credit risks, have increased the Adviser’s costs of providing investment advisory and administrative services to the Funds. At the same time, certain economies have been achieved in the costs of providing transfer agent services and related shareholder services as a growing proportion of shareholder transactions are now being processed online rather than by telephone. The Adviser has, for these reasons, proposed to increase fees charged to the Funds for investment advisory and administrative services and to decrease transfer agency fees payable by Government Series and by each class of shares of Prime Series (the “New Fee Structure”).

Each Fund pays the Adviser an investment advisory fee computed at a specified annual percentage rate based upon each Fund’s average daily net assets. The New Advisory Agreements provide for an increase in the annual percentage rates at which the investment advisory fees of the Funds are computed and modifies the asset levels at which breakpoints in the rates at which fees are computed are reduced to reflect economies of scale in the costs of providing advisory services to the Funds. The Adviser has proposed these fee increases in consideration of the costs related to implement the amendments to Rule 2a-7 described above, and the more extensive credit review and risk management procedures it now employs in the aftermath of the financial crisis of 2008. The current and proposed schedule of investment advisory fees are as follows:

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Current Advisory Fees (as annual percent of average daily net assets)	Proposed Advisory Fees (as annual percent of average daily net assets)
0.07% on first $1 billion	0.07% on first $2 billion
0.05% on next $2 billion	0.065% on next $3 billion
0.04% over $3 billion	0.06% on next $5 billion
0.05% over $10 billion

Under the New Fee Structure, the annual percentage rate at which fees payable by each Fund are computed pursuant to the Administration Agreement between the Trust and the Adviser will increase from 0.01% of average daily net assets to 0.02% of average daily net assets. The Adviser proposed this fee increase in light of the additional filings and disclosures now required for the Fund as a result of (1) the amendment of Rule 2a-7 (2) changes in auditing requirements that have resulted in an increase in time the Adviser’s accounting personnel must devote to the preparation of the Fund’s financial statements (3) additional monthly filings with the SEC on behalf of the Fund as a result of the Rule 2a-7 amendments and (4) increased time devoted to coordination of the annual audits of those financial statements by the Trust’s independent registered public accounting firm.

The following table sets forth the annual percentage rates at which fees payable pursuant to the Transfer Agency Agreement between the Trust and the Adviser are proposed to be modified. The Adviser has proposed these fee changes to reflect the nature and level of services provided with respect to each of the Funds and the various classes of shares of Prime Series. The current and proposed schedule of annual percentage rates of fees for transfer agency and shareholder services, as a percentage of average daily net assets, are as follows:

Current Fees (as annual percent of average daily net assets)		Proposed Fees (as annual percent of average daily net assets)

Prime Series:
Institutional Class	0.09%	0.08%
Colorado Investors Class	0.09%	0.07%
Government Series	0.09%	0.08%

The Board, including a majority of the Independent Trustees, has voted unanimously to approve amendments to the Administration Agreement and the Transfer Agency Agreement reflecting these new fees. Unlike the New Advisory Agreements, the amendments to the Administration Agreement and the Transfer Agency Agreement are not required to be approved by shareholders. The amendments to the Administration Agreement and the Transfer Agency Agreement will be implemented effective when the New Advisory Agreements become effective.

Effect of the New Fee Structure on Fund Fees and Expenses

The following tables illustrate the impact that the New Fee Structure will have on the fees and expenses of each Fund, assuming that other expenses incurred by the Funds remain the same as they were during the calendar year ended December 31, 2013 and that the net assets of the Funds and of each class of shares of Prime Series are the same as they were during the year ended December 31, 2013. The tables also reflect the effect of the contractual limitation on fees payable to the Adviser by Prime Series, which is described further in the footnote to the fee table below, but do not reflect the impact of any voluntary waiver of fees by the Adviser.

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Summary of Fund Expenses

These are the fees and expenses you may pay when you buy and hold shares of each Fund, or class thereof.

Prime Series – Institutional Class
	Actual	Pro-forma
Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As A Percentage Of Average Net Assets)
Investment Advisory Fees	0.05%	0.07%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses:
Administrative Fees	0.01%	0.02%
Transfer Agent Fees	0.09%	0.08%
Other Operating Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.16%	0.18%
Less: Contractual Fee Waivers*	-	(0.02)%
Net Annual Fund Operating Expenses	0.16%	0.16%

Prime Series – Colorado Investors Class
	Actual	Pro-forma
Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As A Percentage Of Average Net Assets)
Investment Advisory Fees	0.05%	0.07%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses:
Administrative Fees	0.01%	0.02%
Transfer Agent Fees	0.09%	0.07%
Other Operating Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.16%	0.17%
Less: Contractual Fee Waivers*	-	(0.02)%
Net Annual Fund Operating Expenses	0.16%	0.15%

* Under terms of an agreement between the Adviser and the Virginia Treasury Board, the Adviser currently is required to waive a portion of its investment advisory, administration or transfer agency fees to the extent necessary so that such fees do not exceed an aggregate effective rate of 0.09% of the average daily net assets of the SNAP Fund Class up to $1 billion, 0.065% of the average daily net assets of the SNAP Fund Class from $1 billion to $3 billion and 0.05% of the average daily net assets of the SNAP Fund Class in excess of $3 billion on an annualized basis. This agreement is effective through March 31, 2015 and may be extended for three 1-year periods from this date if mutually agreed to by the Adviser and the Virginia Treasury Board. This arrangement effectively limits the investment advisory fees and administration fees the Adviser charges to the Prime Series as a whole. The SNAP Fund Class of Prime Series is offered by means of a separate prospectus. Pursuant to a fee reduction agreement with the Trust, the Adviser may, but is not obligated to, temporarily reduce its investment advisory, administration or transfer agent fees payable by Prime Series to help Prime Series or classes thereof achieve a more competitive yield. Fees waived subject to the fee reduction agreement may be recouped by the Adviser for up to three years, subject to certain agreed upon terms and conditions. For the calendar year ended December 31, 2013, PFM waived $140,309 of the transfer agent fees payable by the Colorado Investors Class of Prime Series, which reduced the total annual operating expenses of that class to 0.12% of average net assets. Of those fees waived, $111,290 was waived by PFM subject to an operating expense limitation agreement with PFM that expired on October 31, 2013 and the remaining $29,019 was voluntarily waived by PFM.  However, this waiver is not reflected in the contractual fee waivers shown above because the operating expense limitation agreement has expired.

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Government Series
	Actual	Pro-forma
Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As A Percentage Of Average Net Assets)
Investment Advisory Fees	0.07%	0.07%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses:
Administrative Fees	0.01%	0.02%
Transfer Agent Fees	0.09%	0.08%
Other Operating Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses **	0.22%	0.22%

** Pursuant to a fee reduction agreement with the Trust, the Adviser may, but is not obligated to, temporarily reduce its investment advisory, administration or transfer agent fees payable by Government Series to help Government Series achieve a more competitive yield. Fees waived subject to the fee reduction agreement may be recouped by the Adviser for up to three years, subject to certain agreed upon terms and conditions. For the calendar year ended December 31, 2013, PFM voluntarily waived $145,931 of the fees payable by Government Series, which reduced the total annual operating expenses of Government Series to 0.14% of its average net assets.

Expense Examples

These examples are intended to help you compare the cost of investing in the Funds, or respective classes thereof, under both the current fee structure and the proposed New Fee Structure with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses (excluding advisory, administrative and transfer agent fees) of Prime Series, including each class of its shares, and of Government Series remain the same as they were during the calendar year ended December 31, 2013. The pro forma information relating to expenses does not reflect the impact of possible voluntary fee waivers by the Adviser in the future. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund/Class	1 Year	3 Years	5 Years	10 Years
Prime Series – Institutional Class	$16	$52	$90	$205
Prime Series – Institutional Class (Pro Forma)	$16	$52	$90	$205
Prime Series – Colorado Investors Class	$16	$52	$90	$205
Prime Series – Colorado Investors Class (Pro Forma)	$15	$48	$85	$192
Government Series	$23	$71	$124	$281
Government Series (Pro Forma)	$23	$71	$124	$281

The date of this Supplement is May 16, 2014.

Please retain this Supplement for future reference.

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